Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net loss	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	849,513	115,038	104,140
Provisions for Contingencies	16,770
Depreciation and amortization	206		12,997
Impairment losses		56,536
Write off of tax recoverable	(698)
Changes in operating assets and liabilities:
Accounts payable	305,214	41,141	6,165
Accounts payable and accrued expenses
Income taxes, net	(18,887)
Inventories	(205,128)
Accounts receivable and other assets	(80,815)	(3,566)
Net cash used in operating activities	(846,948)	(862,696)	(534,073)
Cash flows from investing activities:
Cash received from the merger transaction	2,857
Acquisition of capital assets	(156,575)		(10,525)
Net cash used in investing activities	(153,718)		(10,525)
Cash flows from financing activities:
Related party transaction	(283,334)	638,545	85,203
Net proceeds from sale of common stock	1,595,750	291,600	489,875
Net cash provided by financing activities	1,312,416	930,145	575,078
Effect of exchange rates on cash and cash equivalents	(8,347)	(74)	(5,891)
Net increase (decrease) in cash and cash equivalents	303,403	67,375	24,589
Cash and cash equivalents at beginning of period	92,813	25,438	849
Cash and cash equivalents at end of period	396,216	92,813	25,438
Apollo Resources Corporation [Member]
Cash flows from operating activities of continuing operations:
Net loss		(1,030,574)	(1,203,473)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services		197,805	331,858
Depreciation and amortization			1,630
Impairment losses		1,474	6,101
Write off of tax recoverable			17,654
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		(442,101)	(218,802)
Accounts receivable and other assets		(10,748)	2,465
Net cash used in operating activities		(1,284,144)	(1,062,567)
Cash flows from investing activities:
Acquisition of capital assets		(39,488)
Net cash used in investing activities		(39,488)
Cash flows from financing activities:
Related party transaction		1,324,296	397,215
Net proceeds from sale of common stock			525,000
Net cash provided by financing activities		1,324,296	922,215
Effect of exchange rates on cash and cash equivalents		111	1,293
Net increase (decrease) in cash and cash equivalents		775	(139,059)
Cash and cash equivalents at beginning of period	$ 5,973	5,198	144,257
Cash and cash equivalents at end of period		$ 5,973	$ 5,198